Exhibit 99.1

World Omni Auto Receivables Trust 2018-B

Monthly Servicer Certificate

September 30, 2018

Dates Covered
Collections Period	09/01/18 - 09/30/18
Interest Accrual Period	09/17/18 - 10/14/18
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/18	697,513,995.73	33,687
Yield Supplement Overcollateralization Amount 08/31/18	51,419,507.95	0
Receivables Balance 08/31/18	748,933,503.68	33,687
Principal Payments	19,340,238.55	555
Defaulted Receivables	918,359.57	38
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/18	49,504,832.38	0
Pool Balance at 09/30/18	679,170,073.18	33,094

Pool Statistics	$ Amount	# of Accounts
Pool Factor	82.69%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	4,279,266.74	206
Past Due 61-90 days	1,240,425.15	54
Past Due 91-120 days	399,087.74	20
Past Due 121+ days	0.00	0
Total	5,918,779.63	280

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.81%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	509,273.14
Aggregate Net Losses/(Gains) - September 2018	409,086.43
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.66%
Prior Net Losses Ratio	0.90%
Second Prior Net Losses Ratio	0.70%
Third Prior Net Losses Ratio	0.42%
Four Month Average	0.67%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	17,998,006.94
Actual Overcollateralization	17,998,006.94
Weighted Average APR	3.08%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	58.75

Flow of Funds	$ Amount

Collections	21,654,034.17
Investment Earnings on Cash Accounts	36,381.06
Servicing Fee	(624,111.25)
Transfer to Collection Account	0.00
Available Funds	21,066,303.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,482,868.62
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,857,808.60
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,660,853.09

Total Distributions of Available Funds	21,066,303.98

Servicing Fee	624,111.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 09/17/18	679,029,874.84
Principal Paid	17,857,808.60
Note Balance @ 10/15/18	661,172,066.24

Class A-1
Note Balance @ 09/17/18	37,189,874.84
Principal Paid	17,857,808.60
Note Balance @ 10/15/18	19,332,066.24
Note Factor @ 10/15/18	12.0074946%

Class A-2
Note Balance @ 09/17/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	272,800,000.00
Note Factor @ 10/15/18	100.0000000%

Class A-3
Note Balance @ 09/17/18	272,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	272,800,000.00
Note Factor @ 10/15/18	100.0000000%

Class A-4
Note Balance @ 09/17/18	71,720,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	71,720,000.00
Note Factor @ 10/15/18	100.0000000%

Class B
Note Balance @ 09/17/18	24,520,000.00
Principal Paid	0.00
Note Balance @ 10/15/18	24,520,000.00
Note Factor @ 10/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,547,642.29
Total Principal Paid	17,857,808.60
Total Paid	19,405,450.89

Class A-1
Coupon	2.25000%
Interest Paid	65,082.28
Principal Paid	17,857,808.60
Total Paid to A-1 Holders	17,922,890.88

Class A-2
Coupon	2.57000%
Interest Paid	584,246.67
Principal Paid	0.00
Total Paid to A-2 Holders	584,246.67

Class A-3
Coupon	2.87000%
Interest Paid	652,446.67
Principal Paid	0.00
Total Paid to A-3 Holders	652,446.67

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.9277095
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.2432970
Total Distribution Amount	24.1710065

A-1 Interest Distribution Amount	0.4042378
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	110.9180658
Total A-1 Distribution Amount	111.3223036

A-2 Interest Distribution Amount	2.1416667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	2.1416667

A-3 Interest Distribution Amount	2.3916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.3916667

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 09/17/18	2,042,854.72
Investment Earnings	3,172.61
Investment Earnings Paid	(3,172.61)
Deposit/(Withdrawal)	-
Balance as of 10/15/18	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72